Putnam Investments
One Post Office Square
Boston, MA 02109
July 15, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Amendment to the Registration of Putnam Absolute Return 1000 Fund, a series of Putnam Funds Trust
(the “Trust”) (Reg Nos. 333-515 and 811-07513)

Ladies and Gentlemen:

We are filing today Post-Effective Amendment No. 125 to the Trust’s Registration Statement under the Investment Company Act of 1940 and the Securities Act of 1933 on Form N-1A (the “Registration Statement”) to amend the name, objective, investment strategies and management contract of Putnam Absolute Return 1000 Fund (the “Fund”), a series of the Trust whose registration became effective in December 2008 but which has not yet commenced operation.

The Fund is being renamed Putnam Dynamic Risk Allocation Fund and will operate as an open-end, diversified management investment company. The objective of Putnam Dynamic Risk Allocation Fund is to seek total return. The Fund will invest across traditional domestic and international equity and fixed income asset classes and alternative investments.

Pursuant to Investment Company Act Release No. 13768, we request selective review of this Registration Statement on the grounds that the disclosure contained in Parts A and B of this Registration Statement does not differ materially from relevant disclosure with respect to other Putnam funds, with the exception of the material in the prospectus under the headings “Fund summary” and “What are the fund’s main investment strategies and related risks.” The description of the Fund’s management arrangements, the terms of its continuous offering of shares, the various shareholder privileges, and other information (other than the sections of the prospectus discussed in the previous sentence) included in the Registration Statement are substantially similar in form to those included in the most recent post-effective amendments on Form N-1A filed by the various Putnam funds.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

/s/ Karen Kay
Karen Kay
Associate General Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP